Income tax and deferred tax (Details 2) $ in Millions	12 Months Ended
Dec. 31, 2024 ARS ($)
IfrsStatementLineItems [Line Items]
Tax loss, current value	$ 41,997
Tax Loss Year Of Origin 2023 [Member]
IfrsStatementLineItems [Line Items]
Tax loss, current value	$ 41,997
Year of prescription	2028